    As filed with the Securities and Exchange Commission on November 19, 2004
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933     [ ]
                        POST-EFFECTIVE AMENDMENT NO. 72  [X]
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 [ ]
                               AMENDMENT NO. 59          [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

If appropriate, check the following box:

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)

If appropriate, check the following box:

[X] This  post  effective  amendment  designates  a new   effective  date  for a
    previously filed post-effective amendment.

Large-Cap Value Portfolio and Utilities Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The statement of additional information ("SAI") of Eaton Vance Large-Cap Value Fund and Eaton Vance Utilities Fund was filed electronically with the Securities and Exchange Commission in Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A (the "Registration Statement") on April 28, 2004 (Accession No. 0000940394-04-000434) and is incorporated by reference herein.

  LOGO














                        EATON VANCE LARGE-CAP VALUE FUND
                            EATON VANCE UTILITIES FUND

                      Diversified funds seeking total return

                              Institutional Shares


                                Prospectus Dated
                                November 19, 2004









The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.









            This prospectus contains important information about the
                Funds and the services available to shareholders.
                          Please save it for reference.

TABLE OF CONTENTS


Fund Summaries..............................................3

  Performance Information ..................................5

    Large-Cap Value Fund....................................5

    Utilities Fund..........................................6

  Fund Fees and Expenses....................................7

Investment Objectives & Principal Policies and Risks........8

Management and Organization.................................10

Valuing Shares..............................................10

Purchasing Shares...........................................11

Redeeming Shares............................................12

Shareholder Account Features................................12

Tax Information.............................................13

FUND SUMMARIES

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive income distributions. The Fund may invest in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income.

Eaton Vance Utilities Fund. Utilities Fund's investment objective is to seek total return. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of its net assets in lower rated fixed-income securities).

Common Practices. Each Fund may invest up to 25% of its total assets in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund currently invests its assets in one or more separate registered investment companies (each a "Portfolio"). Each Fund that invests in a Portfolio has the same investment objective and policies as that Portfolio.

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

Because each Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of a default.

Value stocks held by Large-Cap Value Fund may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes. Value stocks may not achieve their expected financial potential.

Utilities Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments (including those associated with nuclear energy). In addition, securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

Large-Cap Value Fund and Utilities Fund may invest a portion of their assets in fixed-income securities rated below investment grade (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations.

No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                        Eaton Vance Large-Cap Value Fund

Performance Information. The following bar chart and table provide information about the investment performance of another class of shares of Large-Cap Value Fund. These shares ("Retail Shares") are distributed through retail distribution channels and are subject to higher expenses than Institutional Shares. The returns in the bar chart are for Retail Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The returns in the bar chart and the table are for each calendar year of the Retail Shares' operations through December 31, 2003. The table below also contains a comparison of the Retail Shares' performance to the performance of two broad-based indices of domestic equity stocks. Returns for Retail Shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

        Annual Total Returns of the Retail Shares of Large-Cap Value Fund

-4.12%  32.76%   20.20%  30.93%  21.81%  3.40%   14.76%  1.73%  -15.78%   23.30%
------  ------   ------  ------  ------  -----   ------  -----  -------   ------
 1994    1995     1996    1997    1998    1999    2000    2001    2002      2003


During the ten years ended December 31, 2003, the Retail Shares' highest quarterly total return was 17.93% for the quarter ended December 31, 1998, and the lowest quarterly return was -15.60% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 5.78%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. Retail Shares' performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated.

                                                                                       One            Five             Ten
 Average Annual Total Return as of December 31, 2003                                   Year           Years           Years
--------------------------------------------------------------------------------------------------------------------------------
 Retail Shares Return Before Taxes                                                    16.20%          3.39%          11.17%
 Retail Shares Return After Taxes on Distributions                                    16.00%          1.97%           8.42%
 Retail Shares Return After Taxes on Distributions and the Sale of Retail Shares      10.75%          2.30%           8.26%
 Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)        30.03%          3.56%          11.88%
 S&P 500 Index (reflects no deductions for fees, expenses or taxes)                   28.67%         -0.57%          11.06%

The Russell 1000 Value Index ("Russell 1000 Value") is a broad-based, unmanaged index of value stocks. The S&P 500 Index is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Fund's benchmark has been changed to the Russell 1000 Value because the stocks included therein are consistent with the management style of the Fund. The S&P 500 Index is included to provide a comparison to the broader stock market. Investors cannot invest directly in an Index. (Source for Russell 1000 Value and S&P 500 Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Retail Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Retail Shares.

                           Eaton Vance Utilities Fund

Performance Information. The following bar chart and table provide information about the investment performance of another class of shares of Utilities Fund. These Retail Shares are distributed through retail distribution channels and are subject to higher expenses than Institutional Shares. The returns in the bar chart are for Retail Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The returns in the bar chart and the table are for each calendar year of the Retail Shares' operations through December 31, 2003. The table below also contains a comparison of the Retail Shares' performance to the performance of two broad-based indices of certain domestic equity stocks. Returns for Retail Shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

           Annual Total Returns of the Retail Shares of Utilities Fund

-12.28%  27.54%   7.00%  16.18%  23.79%  40.76%  6.48%  -18.93%  -12.50%  25.92%
-------  ------  ------  ------  ------  ------  ------  ------  -------  ------
 1994     1995    1996    1997    1998    1999    2000    2001     2002    2003


During the ten years ended December 31, 2003, the Retail Shares' highest quarterly total return was 23.56% for the quarter ended December 31, 1999, and the lowest quarterly return was -15.70% for the quarter ended September 30, 2002. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to September 30, 2004) was 10.13%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. Retail Shares' performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated.

                                                                                         One             Five             Ten
 Average Annual Total Return as of December 31, 2003                                     Year           Years            Years
-----------------------------------------------------------------------------------------------------------------------------------
 Retail Shares Return Before Taxes                                                      18.71%           4.76%           8.06%
 Retail Shares Return After Taxes on Distributions                                      18.12%           2.16%           5.24%
 Retail Shares Return After Taxes on Distributions and the Sale of Retail Shares        12.67%           3.08%           5.54%
 S&P 500 Utilities Index (reflects no deductions for fees, expenses or taxes)           26.26%          -2.57%           4.51%
 S&P 500 Index (reflects no deductions for fees, expenses or taxes)                     28.67%          -0.57%          11.06%

The S&P 500 Utilities Index ("S&P Utilities") is an unmanaged index of certain utilities stocks. The S&P 500 Index is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source of S&P Utilities and S&P 500 Index:
Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Retail Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Retail Shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

 Annual Fund Operating Expenses for Institutional Shares of Large-Cap Value Fund   Management      Other      Total Annual Fund
 (expenses that are deducted from Fund and Portfolio assets)                          Fees        Expenses    Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Large-Cap Value Fund                                                                 0.625%        0.255%         0.88%
 Annual Fund Operating Expenses for Institutional Shares of Utilities Fund          Management      Other      Total Annual Fund
 (expenses that are deducted from Fund and Portfolio assets)                           Fees        Expenses    Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Utilities Fund                                                                        0.750%        0.250%%        1.00%
 Annual Fund Operating Expenses for Institutional Shares of Utilities Fund         Management Fee         Total Fund Operating
 (expenses that are deducted from Fund and Portfolio assets)                          Waiver*           Expenses (net of waiver)
----------------------------------------------------------------------------------------------------------------------------------
  Utilities Fund                                                                        (0.10%)             0.90%

* The investment adviser has agreed to reduce the advisory fee to 0.65% annually on average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more. This fee reduction cannot be modified or terminated without the apoproval of the Board of Trustees and is expected to continue indefinitely.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year       3 Years      5 Years      10 Years
---------------------------------------------------------------------------------------------------
  Large--Cap Value Fund Institutional Shares       $90           $281         $488         $1,084
  Utilities Fund Institutional Shares              $92           $287         $498         $1,108

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval.

In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets include any borrowings for investment purposes.

Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Value Portfolio. The investment objective and policies of Large-Cap Value Portfolio are described below.

Utilities Fund. Utilities Fund's investment objective is to seek total return. The Fund currently invests in Utilities Portfolio. The investment objective and policies of Utilities Portfolio are described below.

The Portfolios

Large-Cap Value Portfolio. Large-Cap Value Portfolio's investment objective is to seek total return. Under normal circumstances, Large-Cap Value Portfolio primarily invests in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies.

Large-Cap Value Portfolio primarily invests in dividend-paying stocks. The Portfolio may also invest in convertible debt securities of any credit quality (including securities rated below investment grade). The Portfolio also may invest in non-income producing stocks. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. In addition to the factors described under "Common Investment Considerations and Practices" below, the Portfolio may consider a company's dividend prospects and estimates of a company's net value when selecting securities. The portfolio manager may sell a security when the investment adviser's price objective for the security is reached, the fundamentals of the company deteriorate, a security's price falls below acquisition cost or to pursue more attractive investment options. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Utilities Portfolio. Utilities Portfolio's investment objective is to seek total return. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its net assets in equity securities of utilities. Dividend payments by certain utilities companies can vary depending on various factors, such as industry deregulation (increasing price competition) or changes in tax laws.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, satellite, cable, mobile communication and electronic communications. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The portfolio manager may sell a security when the investment adviser's price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment options. When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P 500 Index or Baa by Moody's or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may also invest in non-income producing securities. Additional information about the Portfolio appears under "Common Investment Considerations and Practices" below.

Common Investment Considerations and Practices

Investment decisions for each Portfolio are made primarily on the basis of fundamental research conducted by the investment adviser's research staff. Management of each Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management capability and integrity, growth potential, valuation and earnings and cash flow capabilities).

Many of these considerations are subjective. Each Portfolio intends to manage investment risk by maintaining broad issuer and (except in the case of Utilities Portfolio) industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Large-Cap Value Portfolio does not invest 25% or more of its assets in any one industry.

The portfolio turnover rate of each Portfolio may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Each Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to the 25% limitation on investing in foreign securities.

Each Portfolio may invest a portion of their assets in fixed-income and/or convertible debt securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P 500 Index (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Many small-cap and emerging companies are in the early stages of their development, may be more dependent on fewer products, services or markets, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Smaller company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Value stocks held by Large-Cap Value Portfolio may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step wth favored market themes. Value stocks may not achieve their expected financial potential.

Each Portfolio at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines ("hedging"), to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Portfolio may be forced to deliver stock to close a position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolios will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $90 billion on behalf of mutual funds, institutional clients and individuals.

Large-Cap Value Portfolio. Under its investment advisory agreement with Large-Cap Value Portfolio, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2003, Large-Cap Value Portfolio paid BMR advisory fees equal to 0.625% of its average daily net assets.

Michael R. Mach is the portfolio manager of Large-Cap Value Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens (1998 - 1999).

Utilities Portfolio. Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2003, Utilities Portfolio paid BMR advisory fees equivalent to 0.65% of its average daily net assets.

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). If a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from the Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value, which is derived from the value of Portfolio holdings. Exchange-listed securities are valued at closing sale prices.

The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Portfolio values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

Institutional Shares are offered to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Institutional Shares also are offered to pension plans, endowments and corporations. Your initial investment must be at least $250,000. Subsequent investments of any amount may be made at any time. The investment minimum is waived for persons affiliated with Eaton Vance and its service providers.

The Fund provides shareholders ease of investment by allowing same day wire purchases. You may purchase Institutional Shares through your investment dealer or by requesting your bank to transmit immediately available funds (Federal Funds) by wire to the address set forth below. To make an initial investment by wire, you must first telephone the Fund Order Department at 1-800-225-6265 (extension 7604) to advise of your action and to be assigned an account number. Failure to call will delay the order. An account application form must be promptly forwarded to the transfer agent. You may request a current account application by calling 1-800-262-1122. Additional investments may be made at any time through the same wire procedure. The Fund Order Department must be advised by telephone of each transmission. Wire funds to:

  Mellon Trust of New England N.A.

  ABA #011001234

  Account #080411

  Further Credit Eaton Vance Large-Cap Value Fund or Eaton Vance Utilities Fund
  - Institutional Shares - Fund #223 or #279, respectively

  A/C # [Insert your account number]

Purchase orders will be executed at the net asset value next determined after their receipt by the Fund. The Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value. If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you.

From time to time the Fund may suspend the continuous offering of its shares. During any such suspension, shareholders who reinvest their distributions in additional shares will be permitted to continue such reinvestments, and the Fund may permit tax-sheltered retirement plans which own shares to purchase additional shares of the Fund. The Fund may also refuse any order for the purchase of shares.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive payments from various sources. For instance, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance Funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance Funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance Funds and are compensated for such services by the Funds. As used in this prospectus, the term "investment dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

REDEEMING SHARES

You can redeem shares in one of two ways:
  By Wire If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The redemption request may be made by calling the transfer agent at 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of redeeming by wire; however, no costs are currently charged. The Fund may suspend or terminate this expedited payment procedure upon at least 30 days notice.

  Through an
  Investment Dealer Your investment  dealer is responsible for  transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

SHAREHOLDER ACCOUNT FEATURES

Distributions. You may have your Fund distributions paid in one of the following ways:
  .Full Reinvest Option       Dividends  and  capital  gains are  reinvested  in
                              additional shares. This  option  will be  assigned
                              if you do not specify an option.
  .Partial Reinvest Option    Dividends are paid in  cash and capital gains  are
                              reinvested in additional shares.
  .Cash Option                Dividends and capital gains are paid in cash.

Information from the Fund. From time to time, you may be mailed the following:

  .Annual  and   Semiannual  Reports,  containing  performance  information  and financial statements.
  .Periodic account statements, showing recent activity and total share balance. .Form 1099 and tax information needed to prepare your income tax returns. .Proxy materials, in the event a shareholder vote is required.
  .Special notices about significant events affecting your Fund.

Exchange Privilege. You may exchange your Institutional Shares for other Eaton Vance fund Institutional Shares. Exchanges are made at net asset value (except exchanges into Eaton Vance Tax-Managed Emerging Markets Fund, which are subject to a purchase fee). Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within twelve months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Telephone and Electronic Transactions. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

More information is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website before making a purchase of Fund shares.

TAX INFORMATION

Large-Cap Value Fund pays dividends quarterly and Utilities Fund pays dividends monthly. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually.

A portion of any distribution of a Fund's investment income may, and any distribution by a Fund of net realized short-term capital gains will, be taxed as ordinary income. Distributions of any net long-term capital gains will be taxed as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" (as further described in the Statement of Additional Information) will be taxable to shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met by both the shareholder and the Portfolio or Fund. Over time, distributions by each Fund can generally be expected to include ordinary income, qualified dividend income and capital gain distributions taxable as long-term capital gains. A portion of each Fund's income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

   LOGO

More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:

                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                   PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122

The Fund's SEC File No. is 811-1545.                                      ILCVUP

2153-11/04                                       (C) 2004 Eaton Vance Management

                        EATON VANCE LARGE-CAP VALUE FUND
                           EATON VANCE UTILITIES FUND

                                  Supplement to
              Statement of Additional Information Dated May 1, 2004



1. The following supplements the "Organization" section under "Management and Organization":

Class I shares for Eaton Vance Large-Cap Value Fund and Eaton Vance Utilities Fund (each a "Fund") were established on October 18, 2004.

2. The following replaces the last paragraph in the "Investment Advisory Services" section under "Investment Advisory and Administrative Services":

Each Investment Advisory Agreement and the Investment Sub-Advisory Agreement for Small-Cap Value Fund with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust, in the case of Small-Cap Value Fund, or a Portfolio, as the case may be, cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust, in the case of Small-Cap Value Fund, or a Portfolio, as the case may be, or by a vote of a majority of the outstanding voting securities of Small-Cap Value Fund or a Portfolio, as the case may be. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Small-Cap Value Fund or a Portfolio, as the case may be, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

3. The following replaces the "Purchases at Net Asset Value" section under "Sales Charges":

Purchases at Net Asset Value. Class A shares and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

 4. The following is added to "Financial Statements":

The unaudited financial statements of each Fund, and their respective Portfolios, appear in each Fund's most recent semiannual reports to shareholders and are incorporated by reference into the Statement of Additional Information ("SAI"). A copy of the semiannual reports accompany this supplement to the SAI.

Registrant incorporates by reference the semiannual financial information for each Fund and their respective Portfolios listed below for the period ended June 30, 2004, as previously filed electronically with the SEC:


                        Eaton Vance Large-Cap Value Fund
                            Large-Cap Value Portfolio
                      (Accession No. 0001047469-04-027193)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                      (Accession No. 0001047469-04-027143)


November 19, 2004

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

  (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
               incorporated herein by reference.

     (3) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value effective June 16, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 68 filed July 9, 2003 (Accession No. 00009404934-03-000489) and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2)       Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (3) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786)
               and incorporated herein by reference.

     (3) Investment Advisory Agreement between Eaton Vance Special Investment Trust, on behalf of Eaton Vance Small-Cap Value Fund, and Boston Management and Research dated April 13, 2004 filed as Exhibit (d)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 (Accession No. 0000940394-04-000434) and incorporated herein by reference.

     (4) Investment Sub-Advisory Agreement between Boston Management and Research and Fox Asset Management LLC for Eaton Vance Small-Cap Value Fund dated April 13, 2004 filed as Exhibit (d)(4) to
               Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference

  (e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit
               (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 43 filed April 29, 1996 (Accession No. 0000940394-96-000194) and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001
               (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A-1 dated November 17, 1997 filed as Exhibit No.
               (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

     (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and incorporated herein by reference.

     (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

     (4)(a) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated April 26, 2000 filed as Exhibit (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 (Accession No. 0000950156-00-000245) and incorporated herein by reference.

       (b)     Schedule A to Administrative  Services Agreement filed as Exhibit
               (h)(4)(b) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

     (5) Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October 21, 2002 filed as Exhibit (h)(5) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

     (6)       Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) (Accession No. 0000940394-03-000592) filed July 31, 2003 and incorporated herein by reference.

     (7) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

  (i)(1)       Opinion of Internal  Counsel  dated July 8, 2003 filed as Exhibit
               (i) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Consent of Internal Counsel dated November 19, 2004 filed herewith.

  (j) Consent of Independent Registered Public Accounting Firm for Eaton Vance Large-Cap Value Fund and Eaton Vance Utilities Fund filed herewith.

  (m)(1)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended  Schedule  A to Class A  Service  Plan  filed as  Exhibit
               (m)(1)(b) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

     (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended  Schedule  A-1 dated  November  17, 1997 filed as Exhibit
               (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

     (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A to Class B Distribution  Plan filed as Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

     (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A to Class C Distribution  Plan filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 and incorporated herein by reference.

     (5)(a) Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit
               (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

  (n) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated February 9, 2004 filed as Exhibit (o)(1) to Post-Effective Amendment No. 94 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed February 26, 2004 (Accession No.
               0000940394-04-000170) and incorporated herein by reference.

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

     (2) Code of Ethics adopted by the Lloyd George Management Group, which includes: Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective November 2004 filed herewith.

     (3) Code of Ethics - Fox Asset Management LLC effective March 1, 2004 filed as Exhibit (p)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

  (q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Utilities Portfolio dated July 1, 2003 filed as Exhibit (q)(2) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (3) Power of Attorney for Emerging Markets Portfolio dated July 1, 2003 filed as Exhibit (q)(3) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.

     (4) Power of Attorney for Investment Grade Income Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (5) Power of Attorney for Large-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (6) Power of Attorney for Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (7) Power of Attorney for Special Equities Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (8) Power of Attorney for South Asia Portfolio dated July 1, 2003 filed as Exhibit (q)(8) to Post-Effective Amendment No. 70 filed April 28, 2004 and incorporated herein by reference.


Item 23. Persons Controlled by or Under Common Control

     Not applicable

Item 24. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 25. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) , BMR (File No. 43127), Lloyd George (File No. 801-40889) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

Item 26. Principal Underwriters

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Advisers Senior Floating-Rate Fund
Eaton Vance Growth Trust
Eaton Vance Institutional Senior Floating-Rate Fund
Eaton Vance Investment Trust
Eaton Vance Municipals Trust
Eaton Vance Municipals Trust II
Eaton Vance Mutual Funds Trust
Eaton Vance Prime Rate Reserves
Eaton Vance Series Trust II
Eaton Vance Special Investment Trust
EV Classic Senior Floating-Rate Fund
Eaton Vance Variable Trust

     (b)
         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------          ---------------


      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
     Randy Clark                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Kevin Darrow                 Vice President                     None
    Derek Devine                 Vice President                     None
   Todd Dickinson                Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner          Vice President, Secretary              Secretary
                                    and Clerk
  Robert Ellerbeck               Vice President                     None
    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
    Daniel Flynn                 Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
    Peter Hartman                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
  Joseph Hernandez               Vice President                     None
   Perry D. Hooker               Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
    Dave McDonald                Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
     Don Murphy                  Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
    James O'Brien                Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None

    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
    David Richman                Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
    Frank Sweeney                Vice President                     None
   Stefan Thielen                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None
    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
   Joseph Yasinski               Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None


------------------------------------------
* Address is The Eaton Vance Building, 255 State Street, Boston, MA  02109

     (c)       Not applicable

Item 27. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 28. Management Services

     Not applicable

Item 29. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on November 19, 2004.

                                   EATON VANCE SPECIAL INVESTMENT TRUST


                                   By: /s/  THOMAS E. FAUST JR.
                                       --------------------------------------
                                            Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on November 19, 2004

      Signature                                   Title
      ---------                                   -----

/s/ Thomas E. Faust Jr.
-------------------               President (Chief Executive Officer)
Thomas E. Faust Jr.

/s/ James L. O'Connor
--------------------- Treasurer (and Principal Financial and Accounting Officer) James L. O'Connor

/s/ James B. Hawkes
-------------------                              Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                            Trustee
Samuel L. Hayes

William H. Park*
----------------                                 Trustee
William H. Park

Ronald A. Pearlman*
-------------------                              Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                                Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                   Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
     -----------------------------------
           Alan R. Dynner,  As attorney-in-fact

                                   SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 19, 2004.

                                   LARGE-CAP VALUE PORTFOLIO


                                   By:  /s/ DUNCAN W. RICHARDSON
                                            ---------------------------------
                                            Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on November 19, 2004.

      Signature                                 Title
      ---------                                 -----

/s/ Duncan W. Richardson
-------------------------         President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
---------------------- Treasurer (Principal Financial and Accounting Officer) William J. Austin, Jr.

/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      ---------------------------------
           Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on November 19, 2004.

                                   UTILITIES PORTFOLIO



                                   By:  /s/ DUNCAN W. RICHARDSON
                                        --------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on November 19, 2004.

      Signature                                 Title
      ---------                                 -----


/s/ Duncan W. Richardson
-------------------------           President (Chief Executive Officer)
Duncan W. Richardson

/s/ William J. Austin, Jr.
----------------------   Treasurer (Principal Financial and Accounting Officer)
William J. Austin, Jr.

/s/ James B. Hawkes
-------------------                            Trustee
James B. Hawkes

Samuel L. Hayes, III*
---------------------                          Trustee
Samuel L. Hayes

William H. Park*
----------------                               Trustee
William H. Park

Ronald A. Pearlman*
-------------------                            Trustee
Ronald A. Pearlman

Norton H. Reamer*
-----------------                              Trustee
Norton H. Reamer

Lynn A. Stout*
--------------                                 Trustee
Lynn A. Stout

*By:  /s/  Alan R. Dynner
      ---------------------------------
          Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

  (i)(2)     Consent of Internal Counsel dated November 19, 2004

  (j) Consent of Independent Registered Public Accounting firm for Eaton Vance Large-Cap Value Fund and Eaton Vance Utilities Fund

  (p)(2)     Code of Ethics - Lloyd George  Management  Group effective November
             2004